UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

Item 1. Schedule of Investments.

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 95.2%
	BRAZIL – 5.9%
7,500	Banco Bradesco S.A.	$76,497
14,554	Banco Bradesco S.A. - ADR	150,343
4,000	Banco Santander Brasil S.A. - ADR	39,640
5,000	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	49,800
2,500	Cielo S.A.	21,016
8,800	Cosan Ltd. - Class A	71,984
11,700	Cosan S.A. Industria e Comercio	149,522
12,900	Direcional Engenharia S.A.	24,194
2,600	Guararapes Confeccoes S.A.	56,281
1,800	Itau Unibanco Holding S.A. - ADR	21,258
37,400	JBS S.A.	141,240
7,200	MRV Engenharia e Participacoes S.A.	29,155
2,367	Ocean Wilsons Holdings Ltd.	30,522
14,900	QGEP Participacoes S.A.	26,858
10,800	Qualicorp S.A.	70,638
5,300	Ser Educacional S.A. [1]	29,838
1,900	Telefonica Brasil S.A. - ADR	28,082
25,000	TPI - Triunfo Participacoes e Investimentos S.A.	23,801
17,100	Vale S.A. - ADR	165,699
		1,206,368
	CHILE – 0.9%
120,178	AES Gener S.A.	41,206
1,400	Enel Generacion Chile S.A. - ADR	27,132
2,412	Inversiones La Construccion S.A.	31,409
461,124	Masisa S.A.	22,503
34,306	Salfacorp S.A.	24,575
72,420	Socovesa S.A.	22,420
727,053	Vina San Pedro Tarapaca S.A.	7,735
		176,980
	CHINA – 26.6%
560,000	Agricultural Bank of China Ltd. - Class H	233,927
46,000	Ajisen China Holdings Ltd.	18,463
3,700	Alibaba Group Holding Ltd. - ADR *	374,847
9,000	Anhui Conch Cement Co., Ltd. - Class H	28,962
46,000	AVIC International Holdings Ltd. - Class H	24,274
300	Baidu, Inc. - ADR *	52,521
213,000	Bank of China Ltd. - Class H	96,470
50,000	Bank of Chongqing Co., Ltd. - Class H	43,044
48,000	Bank of Communications Co., Ltd. - Class H	35,306
48,000	Baoye Group Co., Ltd. - Class H	35,532
216,000	Bosideng International Holdings Ltd.	18,841
36,000	Boyaa Interactive International Ltd. *	18,309
39,000	BYD Electronic International Co., Ltd.	31,288

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
90,000	Central China Real Estate Ltd.	$20,027
21,000	Chaowei Power Holdings Ltd.	17,348
84,000	China Aoyuan Property Group Ltd.	18,989
163,000	China Cinda Asset Management Co., Ltd. - Class H	56,470
116,000	China CITIC Bank Corp. Ltd. - Class H	76,294
148,000	China Communications Services Corp. Ltd. - Class H	100,607
469,000	China Construction Bank Corp. - Class H	347,714
245,000	China Everbright Bank Co., Ltd. - Class H	117,929
15,000	China Hongqiao Group Ltd.	15,411
58,000	China Lesso Group Holdings Ltd.	39,547
68,000	China Lumena New Materials Corp. * 2	—
6,000	China Metal Recycling Holdings Ltd. * 2	—
21,000	China Minsheng Banking Corp. Ltd. - Class H	23,111
20,500	China Mobile Ltd.	230,679
2,000	China Oriental Group Co., Ltd. * 2	—
12,000	China Overseas Land & Investment Ltd.	35,237
184,000	China Petroleum & Chemical Corp. - Class H	145,347
28,000	China Resources Power Holdings Co., Ltd.	48,090
37,000	China Shenhua Energy Co., Ltd. - Class H	78,193
57,000	China Singyes Solar Technologies Holdings Ltd.	27,708
190,000	China Telecom Corp. Ltd. - Class H	89,707
30,000	China Water Affairs Group Ltd.	20,406
40,000	China Yongda Automobiles Services Holdings Ltd.	27,014
2,400	China Yuchai International Ltd.	33,384
36,000	Chongqing Rural Commercial Bank Co., Ltd. - Class H	21,921
25,000	CNOOC Ltd.	31,219
157,400	Comba Telecom Systems Holdings Ltd.	29,699
480,000	Concord New Energy Group Ltd.	26,429
67,000	Country Garden Holdings Co., Ltd.	38,419
744,000	CP Pokphand Co., Ltd.	86,991
14,000	CSPC Pharmaceutical Group Ltd.	15,756
95,000	Geely Automobile Holdings Ltd.	112,282
59,000	Goldlion Holdings Ltd.	23,497
55,500	Great Wall Motor Co., Ltd. - Class H	55,610
40,000	Guangzhou Automobile Group Co., Ltd. - Class H	54,553
16,800	Guangzhou R&F Properties Co., Ltd. - Class H	21,548
185,000	Harbin Bank Co., Ltd. - Class H [1]	56,826
24,000	Hisense Kelon Electrical Holdings Co., Ltd. - Class H	21,812
35,000	Hua Hong Semiconductor Ltd. [1]	38,960
94,000	Huaneng Renewables Corp. Ltd. - Class H	29,172
84,000	Huishang Bank Corp. Ltd. - Class H	42,390
433,000	Industrial & Commercial Bank of China Ltd. - Class H	264,731
22,000	Kingboard Chemical Holdings Ltd.	75,703
73,000	Kingboard Laminates Holdings Ltd.	80,319

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	CHINA (Continued)
70,000	Kunlun Energy Co., Ltd.	$55,594
33,000	Lee & Man Paper Manufacturing Ltd.	29,663
24,000	Longfor Properties Co., Ltd.	34,552
1,200	NetEase, Inc. - ADR	304,680
30,000	Nexteer Automotive Group Ltd.	37,264
151,000	PW Medtech Group Ltd. *	40,961
52,000	Qingdao Port International Co., Ltd. - Class H [1]	29,660
92,000	Qingling Motors Co., Ltd. - Class H	30,334
6,000	Shanghai Industrial Holdings Ltd.	16,148
138,000	Shanghai Prime Machinery Co., Ltd. - Class H	25,608
19,000	Shimao Property Holdings Ltd.	25,454
52,000	Sichuan Expressway Co., Ltd. - Class H	19,807
259,000	Sihuan Pharmaceutical Holdings Group Ltd.	76,236
66,000	Sinopec Shanghai Petrochemical Co., Ltd. - Class H	40,868
36,000	Skyworth Digital Holdings Ltd.	23,746
21,900	Tencent Holdings Ltd.	572,584
14,000	Texhong Textile Group Ltd.	19,351
28,000	Tianneng Power International Ltd.	24,657
108,000	TPV Technology Ltd.	19,807
16,000	Weichai Power Co., Ltd. - Class H	28,352
34,000	Weiqiao Textile Co. - Class H	21,533
194,000	Welling Holding Ltd.	39,106
78,000	Xingda International Holdings Ltd.	37,825
218,000	Xinyi Solar Holdings Ltd. *	75,370
10,000	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co. - Class H [1]	21,205
40,000	Yanzhou Coal Mining Co., Ltd. - Class H	31,334
62,000	Yuzhou Properties Co., Ltd.	20,325
400	YY, Inc. - ADR *	16,432
14,000	Zhejiang Expressway Co., Ltd. - Class H	14,062
		5,441,351
	COLOMBIA – 0.4%
4,070	Almacenes Exito S.A.	21,709
37,071	Celsia S.A. ESP	53,868
		75,577
	EGYPT – 0.3%
5,881	ElSewedy Electric Co.	26,081
78,670	Global Telecom Holding SAE *	29,392
		55,473
	GREECE – 0.4%
1,693	Bank of Greece	21,930
1,222	FF Group *	23,374
2,307	Motor Oil Hellas Corinth Refineries S.A.	33,121

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	GREECE (Continued)
1,516	Mytilineos Holdings S.A. *	$10,539
		88,964
	HUNGARY – 0.1%
302	MOL Hungarian Oil & Gas PLC	21,297

	INDIA – 8.3%
3,776	Apollo Tyres Ltd.	10,040
3,142	Balmer Lawrie & Co., Ltd.	10,415
26,333	Balrampur Chini Mills Ltd.	54,999
2,725	Bharat Petroleum Corp. Ltd.	27,379
20,786	Edelweiss Financial Services Ltd.	33,747
17,776	HCL Technologies Ltd.	212,529
2,923	Hindustan Petroleum Corp. Ltd.	22,462
68,564	IFCI Ltd.	31,126
2,900	Indiabulls Housing Finance Ltd.	32,086
6,326	Indiabulls Housing Finance Ltd. - GDR	69,992
6,184	Indian Bank	24,815
49,961	Jain Irrigation Systems Ltd. - EDR *	34,758
8,100	JB Chemicals & Pharmaceuticals Ltd.	40,282
20,329	JM Financial Ltd.	20,555
3,215	Jubilant Life Sciences Ltd.	31,816
53,874	Manappuram Finance Ltd.	62,692
10,231	Mphasis Ltd.	84,335
69	MRF Ltd.	52,539
3,775	Muthoot Finance Ltd.	17,007
13,199	NTPC Ltd.	33,530
11,670	Oil & Natural Gas Corp. Ltd.	34,841
3,188	Piramal Enterprises Ltd.	79,304
16,368	Power Finance Corp. Ltd.	31,399
25,095	Punjab & Sind Bank	18,124
4,465	Reliance Industries Ltd. - GDR [1]	138,415
1,963	State Bank of Bikaner & Jaipur	20,133
2,513	State Bank of Mysore	20,144
2,511	State Bank of Travancore	20,025
8,803	Sun TV Network Ltd.	68,717
800	Tata Motors Ltd. - ADR	31,168
24,196	Tata Power Co., Ltd.	28,460
7,389	Tata Steel Ltd. - GDR	50,615
37,994	Trident Ltd.	37,885
671	Vardhman Textiles Ltd.	12,498
8,500	Vedanta Ltd. - ADR	125,800
2,090	VST Industries Ltd.	74,029
		1,698,661

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	INDONESIA – 2.5%
372,500	Adaro Energy Tbk P.T.	$47,286
29,700	Adira Dinamika Multi Finance Tbk P.T.	15,570
157,900	Bank Danamon Indonesia Tbk P.T.	49,194
832,400	Bank Pembangunan Daerah Jawa Timur Tbk P.T.	38,339
267,800	Bank Tabungan Negara Persero Tbk P.T.	38,207
284,800	Gajah Tunggal Tbk P.T. *	24,529
347,300	Indah Kiat Pulp & Paper Corp. Tbk P.T.	27,181
68,300	Indofood Sukses Makmur Tbk P.T.	40,537
351,100	Japfa Comfeed Indonesia Tbk P.T.	46,147
4,000	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	117,680
78,900	Tiga Pilar Sejahtera Food Tbk *	9,307
338,500	Tunas Baru Lampung Tbk P.T.	29,154
13,700	United Tractors Tbk P.T.	22,419
		505,550
	MALAYSIA – 2.7%
17,400	AEON Credit Service M Bhd	61,359
69,200	AirAsia Bhd	39,837
297,500	AirAsia X Bhd *	27,201
19,200	AMMB Holdings Bhd	19,852
66,300	Astro Malaysia Holdings Bhd	40,713
30,500	Berjaya Sports Toto Bhd	20,175
39,100	CIMB Group Holdings Bhd	43,871
10,500	Genting Bhd	19,438
8,900	Genting Malaysia Bhd	10,127
18,900	Heineken Malaysia Bhd	67,758
9,000	Hong Leong Financial Group Bhd	29,868
50,300	Matrix Concepts Holdings Bhd	27,367
40,200	Padini Holdings Bhd	22,144
29,100	RHB Bank Bhd	32,191
23,100	Tenaga Nasional Bhd	69,881
36,800	UOA Development Bhd	20,188
		551,970
	MEXICO – 3.1%
41,000	Alpek S.A.B. de C.V.	47,167
4,500	America Movil S.A.B. de C.V. - ADR	56,745
9,600	Arca Continental S.A.B. de C.V.	51,790
12,400	Grupo Financiero Banorte S.A.B. de C.V. - Class O	59,433
6,500	Grupo Industrial Saltillo S.A.B. de C.V.	10,909
29,800	Grupo Mexico S.A.B. de C.V.	89,371
17,600	Grupo Sanborns S.A.B. de C.V.	17,504
16,800	Industrias Bachoco S.A.B. de C.V.	65,239
23,600	Macquarie Mexico Real Estate Management S.A. de C.V. - REIT *	23,234
20,603	Mexichem S.A.B. de C.V.	48,825

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	MEXICO (Continued)
29,400	Nemak S.A.B. de C.V. [1]	$27,323
55,300	OHL Mexico S.A.B. de C.V.	52,400
13,900	Prologis Property Mexico S.A. de C.V. - REIT	19,044
13,400	Rassini S.A.B. de C.V. - Class A	24,167
10,300	Vitro S.A.B. de C.V.	32,105
10,900	Wal-Mart de Mexico S.A.B. de C.V.	19,287
		644,543
	PERU – 0.3%
100	Credicorp Ltd.	16,368
61,923	Ferreycorp S.A.A.	34,076
1,700	Grana y Montero S.A.A. - ADR	7,667
		58,111
	PHILIPPINES – 1.0%
150,000	Belle Corp.	9,766
10,980	Cebu Air, Inc.	20,950
109,400	DMCI Holdings, Inc.	28,402
117,900	Filinvest Development Corp.	18,977
30,500	San Miguel Corp.	60,062
6,150	San Miguel Pure Foods Co., Inc.	31,513
26,580	Union Bank of the Philippines	41,848
		211,518
	POLAND – 1.0%
12,087	Enea S.A. *	30,575
597	ING Bank Slaski S.A.	26,386
1,187	Jastrzebska Spolka Weglowa S.A. *	19,853
1,219	KGHM Polska Miedz S.A.	37,714
2,767	Polski Koncern Naftowy ORLEN S.A.	56,090
3,626	Warsaw Stock Exchange	40,401
		211,019
	QATAR – 1.1%
4,591	Aamal Co. *	18,888
1,932	Ooredoo QSC	55,712
3,145	Qatar Industrial Manufacturing Co. QSC	40,206
1,859	Qatar National Bank SAQ	83,066
7,971	Salam International Investment Ltd. QSC	25,175
1,277	United Development Co. QSC	7,908
		230,955
	RUSSIA – 4.5%
7,600	Aeroflot - Russian Airlines PJSC *	22,005
23,300	Alrosa PJSC	40,941
907	Cherkizovo Group PJSC	12,469

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	RUSSIA (Continued)
8,160	Gazprom Neft PJSC	$31,294
23,707	Gazprom PJSC - ADR	117,231
893,000	Inter RAO UES PJSC	60,471
4,686	Lukoil PJSC - ADR	262,932
33,600	Magnitogorsk Iron & Steel OJSC	21,976
5,400	Mobile TeleSystems PJSC - ADR	56,538
91,000	Novorossiysk Commercial Sea Port PJSC	10,710
32,000	Protek PJSC	61,122
76,490	Sberbank of Russia PJSC	218,961
		916,650
	SOUTH AFRICA – 6.5%
13,793	African Oxygen Ltd.	19,448
1,120	Assore Ltd.	23,007
6,129	Barclays Africa Group Ltd.	72,234
3,238	Barloworld Ltd.	26,481
76,473	Delta Property Fund Ltd. - REIT	46,253
3,879	Exxaro Resources Ltd.	30,606
2,460	FirstRand Ltd.	9,165
12,965	Imperial Holdings Ltd.	160,497
1,501	Kumba Iron Ore Ltd. *	23,058
6,482	Liberty Holdings Ltd.	52,914
9,406	Life Healthcare Group Holdings Ltd.	23,454
21,039	Murray & Roberts Holdings Ltd.	17,487
1,692	Naspers Ltd. - N Shares	268,440
6,088	Nedbank Group Ltd.	104,912
10,879	Raubex Group Ltd.	18,496
12,144	Sappi Ltd.	78,019
4,915	Shoprite Holdings Ltd.	65,290
11,777	Standard Bank Group Ltd.	125,784
27,847	Telkom S.A. SOC Ltd.	152,161
4,490	Tsogo Sun Holdings Ltd.	8,830
		1,326,536
	SOUTH KOREA – 13.7%
4,357	Aju Capital Co., Ltd. *	25,607
787	Daesang Corp. *	17,066
1,540	Daishin Securities Co., Ltd.	14,908
3,598	DGB Financial Group, Inc.	30,559
278	Dongbu Insurance Co., Ltd.	14,138
157	Dongwon Industries Co., Ltd.	46,137
287	Doosan Corp.	25,932
546	GS Holdings Corp.	23,962
3,025	Hana Financial Group, Inc.	89,675
1,161	Hankook Tire Co., Ltd. *	56,546

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SOUTH KOREA (Continued)
753	Hanwha Chemical Corp.	$16,912
1,993	Hanwha Corp.	60,368
7,251	Hitejinro Holdings Co., Ltd.	68,323
300	Hyosung Corp.	34,980
851	Hyundai Development Co.-Engineering & Construction	32,001
2,681	Hyundai Engineering & Construction Co., Ltd.	95,857
919	Hyundai Marine & Fire Insurance Co., Ltd.	23,803
504	Hyundai Mobis Co., Ltd.	104,955
284	Hyundai Motor Co.	34,092
2,800	KB Financial Group, Inc. - ADR *	113,680
844	KB Insurance Co., Ltd.	17,866
2,515	Kia Motors Corp.	78,776
216	KISCO Corp.	6,654
1,586	Korea Electric Power Corp.	57,935
115	Korea Petrochemical Ind Co., Ltd.	26,719
7,817	Korea Real Estate Investment & Trust Co., Ltd.	18,666
1,300	KT Corp. - ADR *	19,331
387	KT&G Corp.	33,468
3,174	LG Display Co., Ltd.	83,713
5,159	LG Uplus Corp.	50,609
195	Lotte Chemical Corp.	63,177
731	LS Corp.	39,378
2,362	Nexen Tire Corp.	26,728
1,600	POSCO - ADR	92,608
399	S-Oil Corp.	27,845
346	Samjin Pharmaceutical Co., Ltd.	9,542
502	Samsung Electronics Co., Ltd.	852,290
600	Shinhan Financial Group Co., Ltd. - ADR *	23,724
382	Shinyoung Securities Co., Ltd.	17,258
3,415	SK Hynix, Inc.	157,805
434	SK Innovation Co., Ltd.	58,634
500	SK Telecom Co., Ltd. - ADR	10,750
1,389	SL Corp.	27,849
240	Soulbrain Co., Ltd.	11,152
5,293	Woori Bank	59,666
		2,801,644
	TAIWAN – 11.3%
51,000	AmTRAN Technology Co., Ltd.	36,676
218,000	AU Optronics Corp.	90,268
32,000	Charoen Pokphand Enterprise	47,668
138,000	China Bills Finance Corp.	57,893
24,000	China General Plastics Corp.	18,522
163,000	China Life Insurance Co., Ltd.	159,524

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	TAIWAN (Continued)
27,000	China Metal Products	$27,130
24,000	China Motor Corp.	21,941
5,000	Chong Hong Construction Co., Ltd.	10,373
32,000	Chung Hung Steel Corp. *	10,923
126,000	Chung Hwa Pulp Corp.	39,830
129,000	Compal Electronics, Inc.	77,833
20,000	Everlight Electronics Co., Ltd.	31,288
9,000	Far EasTone Telecommunications Co., Ltd.	21,384
93,000	First Financial Holding Co., Ltd.	51,898
43,000	Formosa Advanced Technologies Co., Ltd.	31,881
24,280	Foxconn Technology Co., Ltd.	68,527
31,000	Grand Pacific Petrochemical	20,200
39,472	Hon Hai Precision Industry Co., Ltd.	105,855
34,000	King Yuan Electronics Co., Ltd.	29,362
44,000	King's Town Bank Co., Ltd.	40,260
54,000	Kinpo Electronics	21,676
13,000	Kinsus Interconnect Technology Corp.	29,930
56,214	Lite-On Technology Corp.	84,908
54,000	Long Chen Paper Co., Ltd.	42,476
129,869	O-Bank Co., Ltd.	33,566
34,000	Pegatron Corp.	81,875
35,000	Powertech Technology, Inc.	95,932
86,000	Prince Housing & Development Corp.	28,703
22,000	Radiant Opto-Electronics Corp.	39,995
12,000	Senao International Co., Ltd.	19,984
22,000	Systex Corp.	42,592
13,000	Taiwan Mobile Co., Ltd.	43,422
17,400	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	537,834
15,000	Tong Yang Industry Co., Ltd.	27,690
46,000	Tung Ho Steel Enterprise Corp.	31,249
13,000	United Integrated Services Co., Ltd.	21,321
69,000	Walsin Lihwa Corp.	26,831
12,507	Win Semiconductors Corp.	37,628
64,000	WPG Holdings Ltd.	76,602
		2,323,450
	THAILAND – 2.4%
15,300	Dhipaya Insurance PCL	24,117
60,600	GFPT PCL	25,472
14,300	Glow Energy PCL	31,678
24,300	Indorama Ventures PCL	24,155
306,000	IRPC PCL	45,192
34,400	Kiatnakin Bank PCL	55,689
50,700	Krung Thai Bank PCL	27,359

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	THAILAND (Continued)
7,300	PTT Global Chemical PCL	$14,046
4,600	PTT PCL	52,780
2,800	Siam Cement PCL	40,239
32,400	Supalai PCL	22,269
21,500	Thai Oil PCL	43,812
67,300	Thai Vegetable Oil PCL	78,367
		485,175
	TURKEY – 1.2%
8,777	Anadolu Cam Sanayii A.S. *	7,211
17,411	Eczacibasi Yatirim Holding Ortakligi A.S.	42,314
76,125	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A.S.	65,569
34,569	Emlak Konut Gayrimenkul Yatirim Ortakligi A.S. - REIT	28,127
22,722	Is Yatirim Menkul Degerler A.S.	8,009
10,796	Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	9,871
18,869	Soda Sanayii A.S.	29,504
3,466	TAV Havalimanlari Holding A.S.	14,266
8,763	Tekfen Holding A.S.	17,511
13,267	Torunlar Gayrimenkul Yatirim Ortakligi A.S. - REIT	15,014
		237,396
	UNITED ARAB EMIRATES – 1.0%
60,493	DAMAC Properties Dubai Co. PJSC	44,469
22,544	Emaar Properties PJSC	45,605
3,971	Emirates Telecommunications Group Co. PJSC	19,353
14,113	First Gulf Bank PJSC	49,760
15,218	National Bank of Abu Dhabi PJSC	43,090
		202,277
	TOTAL COMMON STOCKS (Cost $17,368,500)	19,471,465

	PREFERRED STOCKS – 3.4%
	BRAZIL – 2.3%
17,718	Banco ABC Brasil S.A.	93,057
20,200	Banco do Estado do Rio Grande do Sul S.A.	100,965
737	Cia de Gas de Sao Paulo - COMGAS	10,887
8,400	Cia de Saneamento do Parana	37,587
2,400	Cia Paranaense de Energia	24,487
60,334	Itausa - Investimentos Itau S.A.	177,684
18,000	Metalurgica Gerdau S.A. *	32,103
		476,770
	COLOMBIA – 0.2%
4,097	Banco Davivienda S.A.	44,069

Segall Bryant & Hamill Emerging Markets Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	PREFERRED STOCKS (Continued)
	SOUTH KOREA – 0.9%
134	Samsung Electronics Co., Ltd.	$181,150

	TOTAL PREFERRED STOCKS (Cost $483,968)	701,989

	UNITS – 0.1%
	THAILAND – 0.1%
46,000	CP Tower Growth Leasehold Property Fund	19,597

	TOTAL UNITS (Cost $20,245)	19,597

Principal Amount

	SHORT-TERM INVESTMENTS – 1.9%
$394,358	UMB Money Market Fiduciary [3]	394,358

	TOTAL SHORT-TERM INVESTMENTS (Cost $394,358)	394,358

	TOTAL INVESTMENTS – 100.6% (Cost $18,267,071)	20,587,409
	Liabilities in Excess of Other Assets – (0.6)%	(130,123)

	TOTAL NET ASSETS – 100.0%	$20,457,286

ADR	– American Depositary Receipt
EDR	– European Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PJSC	– Public Joint Stock Company
PLC	– Public Limited Company
REIT	– Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $342,227.

[2]	Fair value under procedures established by the Board of Trustees, represents 0.00% of Net Assets.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 97.9%
	AUSTRALIA – 6.6%
15,525	Altium Ltd.	$95,015
2,277	Ansell Ltd.	41,064
94,520	BlueScope Steel Ltd.	803,556
18,441	Cedar Woods Properties Ltd.	75,241
98,231	Centuria Industrial REIT	184,751
189,819	Charter Hall Group - REIT	676,588
20,587	Credit Corp. Group Ltd.	273,536
470,202	Cromwell Property Group - REIT	347,677
146,431	CSR Ltd.	489,732
477,560	Donaco International Ltd.	130,382
155,419	Downer EDI Ltd.	730,773
47,875	ERM Power Ltd.	43,750
110,684	G8 Education Ltd.	299,668
282,704	GDI Property Group - REIT	213,325
146,453	Genworth Mortgage Insurance Australia Ltd.	369,853
23,614	IRESS Ltd.	202,365
316,511	MACA Ltd.	380,457
241,233	Metcash Ltd. *	386,017
28,917	Mineral Resources Ltd.	269,521
15,120	Perpetual Ltd.	536,642
87,936	Primary Health Care Ltd.	250,083
82,799	Resolute Mining Ltd.	91,364
468,095	Seven West Media Ltd.	287,545
412,224	Southern Cross Media Group Ltd.	459,555
319,558	Spotless Group Holdings Ltd.	227,806
152,054	Virtus Health Ltd.	589,258
113,609	Vita Group Ltd.	273,985
283,388	Whitehaven Coal Ltd. *	610,361
48,438	WPP AUNZ Ltd.	38,939
		9,378,809
	AUSTRIA – 1.3%
24,673	EVN A.G.	302,020
2,734	Kapsch TrafficCom A.G.	112,441
3,454	Lenzing A.G.	493,455
4,501	Porr Ag	195,243
10,015	RHI A.G.	246,429
61,201	UNIQA Insurance Group A.G.	503,402
		1,852,990
	BELGIUM – 1.3%
13,558	AGFA-Gevaert N.V. *	53,462
2,446	Befimmo S.A. - REIT	134,050
3,884	Bekaert S.A.	168,122
11,323	bpost S.A.	273,419

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	BELGIUM (Continued)
8,816	D'ieteren S.A.	$397,834
28,731	Euronav N.V.	223,298
7,163	EVS Broadcast Equipment S.A.	247,813
10,635	Fagron *	103,319
2,320	Gimv N.V.	129,348
5,396	Orange Belgium S.A. *	121,678
		1,852,343
	DENMARK – 1.7%
66,187	Alm Brand A/S	518,850
10,791	Dfds A/S	527,292
26,385	GN Store Nord A/S	588,716
6,023	Matas A/S	87,873
2,820	NNIT A/S [1]	74,302
2,824	Solar A/S - B Shares	152,300
43,884	Spar Nord Bank A/S	511,242
		2,460,575
	FINLAND – 2.0%
10,953	Atria OYJ	136,558
30,314	Cramo OYJ	754,251
4,585	Kesko OYJ - B Shares	231,873
65,546	Sanoma OYJ	595,744
169,802	Sponda OYJ	772,027
65,955	Technopolis OYJ	219,280
5,249	Tieto OYJ	145,390
		2,855,123
	FRANCE – 3.6%
3,475	Alten S.A.	258,825
2,176	APERAM S.A.	102,611
8,393	Assystem	266,177
2,327	Boiron S.A.	214,765
751	Cie des Alpes	15,694
4,480	Devoteam S.A.	281,886
2,070	Euler Hermes Group	186,778
13,740	Faurecia	595,860
1,457	Gaztransport Et Technigaz S.A.	60,071
7,029	GL Events	137,788
849	Groupe Crit	67,552
607	Guerbet	52,464
4,420	Ipsen S.A.	342,092
12,596	IPSOS	416,943
5,999	Manitou BF S.A.	136,959
9,475	Mercialys S.A. - REIT	185,429

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	FRANCE (Continued)
7,435	Mersen	$182,183
8,288	MGI Coutier	232,966
11,637	Neopost S.A.	384,257
7,466	Nexity S.A. *	366,369
6,425	Rallye S.A.	142,524
691	Seche Environnement S.A.	22,511
2,031	Sopra Steria Group	235,350
1,590	Synergie S.A.	65,632
1,492	Vicat S.A.	90,609
		5,044,295
	GERMANY – 5.3%
7,301	Aareal Bank A.G.	281,747
2,990	Aurubis A.G.	175,837
11,566	CENTROTEC Sustainable A.G.	199,509
10,221	Deutsche Beteiligungs A.G.	367,234
34,416	Deutz A.G.	227,991
1,765	Draegerwerk A.G. & Co. KGaA	124,392
1,405	Freenet A.G.	42,101
5,557	Gerresheimer A.G.	451,206
13,531	Hamburger Hafen und Logistik A.G.	275,250
6,318	Koenig & Bauer A.G. *	335,200
7,108	Rheinmetall A.G.	543,535
12,791	RHOEN-KLINIKUM A.G.	349,530
13,457	Salzgitter A.G.	514,661
17,804	Software A.G.	640,648
8,890	STADA Arzneimittel A.G.	455,776
7,355	Surteco S.E.	187,686
17,713	TLG Immobilien A.G.	336,134
47,078	Uniper S.E. *	668,006
30,349	VERBIO Vereinigte BioEnergie A.G.	343,818
5,974	Wincor Nixdorf A.G.	425,157
6,473	Wuestenrot & Wuerttembergische A.G.	131,011
12,979	Zeal Network S.E.	407,275
		7,483,704
	HONG KONG – 2.4%
212,000	Century City International Holdings Ltd.	14,697
751,000	CITIC Telecom International Holdings Ltd.	245,029
1,660,000	CSI Properties Ltd.	71,437
84,400	Dah Sing Financial Holdings Ltd.	651,707
507,000	Emperor Entertainment Hotel Ltd.	118,496
1,153,100	Emperor International Holdings Ltd.	271,210
154,000	Giordano International Ltd.	83,400
11,000	Great Eagle Holdings Ltd.	50,032

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HONG KONG (Continued)
79,000	Hopewell Holdings Ltd.	$282,078
492,700	IT Ltd.	203,439
49,000	Kowloon Development Co., Ltd.	46,113
46,000	Liu Chong Hing Investment Ltd.	63,672
518,000	NewOcean Energy Holdings Ltd.	140,354
386,000	Shun Tak Holdings Ltd. *	133,398
582,700	SITC International Holdings Co., Ltd.	361,911
160,000	Sun Hung Kai & Co., Ltd.	104,400
360,000	Truly International Holdings Ltd.	146,730
416,500	VST Holdings Ltd.	145,962
318,000	Xinyi Glass Holdings Ltd. *	286,028
		3,420,093
	IRELAND – 0.7%
9,236	Dalata Hotel Group PLC *	42,770
33,291	Green REIT PLC	46,717
37,513	Hibernia REIT PLC	49,280
401,254	Irish Residential Properties REIT PLC	502,434
679	Paddy Power Betfair PLC	70,949
8,279	Smurfit Kappa Group PLC	218,057
4,474	Total Produce PLC	8,693
		938,900
	ISRAEL – 1.6%
10,729	Africa Israel Properties Ltd. *	198,835
5,208	B Communications Ltd.	100,358
24,585	Discount Investment Corp. Ltd. *	86,219
30,569	Harel Insurance Investments & Financial Services Ltd.	153,267
120,791	Migdal Insurance & Financial Holding Ltd. *	107,474
6,300	Orbotech Ltd. *	219,807
98,446	Shufersal Ltd.	377,634
9,500	SodaStream International Ltd. *	417,905
31,118	Tower Semiconductor Ltd. *	664,939
		2,326,438
	ITALY – 3.8%
6,824	ACEA S.p.A.	83,458
94,758	Ascopiave S.p.A.	278,628
38,847	Astaldi S.p.A.	252,438
20,193	ASTM S.p.A.	229,089
22,835	Autogrill S.p.A.	200,398
81,380	Banca Mediolanum S.p.A.	621,946
3,276	Brembo S.p.A.	209,701
51,206	Buzzi Unicem S.p.A.	679,872
285,526	CIR-Compagnie Industriali Riunite S.p.A.	329,785

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	ITALY (Continued)
157,918	Falck Renewables S.p.A.	$160,577
409,929	Iren S.p.A.	665,515
25,317	La Doria S.p.A.	228,192
143,386	Maire Tecnimont S.p.A.	402,422
24,794	OVS S.p.A. [1]	138,235
123,920	Saras S.p.A.	191,150
58,706	Societa Cattolica di Assicurazioni SCRL	366,596
18,028	Societa Iniziative Autostradali e Servizi S.p.A.	146,633
35,215	Unipol Gruppo Finanziario S.p.A.	129,852
9,866	Vittoria Assicurazioni S.p.A.	111,291
		5,425,778
	JAPAN – 31.7%
14,850	Achilles Corp.	220,034
18,300	Adastria Co., Ltd.	491,090
399	AEON REIT Investment Corp. - REIT	434,656
36,500	Aichi Corp.	275,746
3,100	Arcs Co., Ltd.	69,847
20,500	Asahi Holdings, Inc.	406,877
20,400	Avex Group Holdings, Inc.	306,967
135,300	Bank of Saga Ltd.	346,309
14,500	BML, Inc.	349,305
14,500	Cawachi Ltd.	373,191
55,000	CKD Corp.	736,029
3,300	Cleanup Corp.	26,187
11,400	Coca-Cola East Japan Co., Ltd.	248,274
7,500	cocokara fine, Inc.	311,531
19,800	COMSYS Holdings Corp.	364,049
4,700	CONEXIO Corp.	61,690
3,600	Corona Corp.	36,348
5,400	Daido Metal Co., Ltd.	50,408
24,000	Daiichi Jitsugyo Co., Ltd.	144,540
9,900	Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	59,447
115,000	Daiwabo Holdings Co., Ltd.	284,164
10,300	Denki Kogyo Co., Ltd.	53,001
19,600	DIC Corp.	609,299
28,100	DTS Corp.	636,114
30,300	EDION Corp.	290,629
18,900	Ehime Bank Ltd.	227,650
1,800	Eizo Corp.	50,695
5,800	Enplas Corp.	171,570
9,300	Exedy Corp.	252,041
166	Frontier Real Estate Investment Corp. - REIT	755,682
3,000	Fuji Oil Holdings, Inc.	60,048

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
16,100	Fujibo Holdings, Inc.	$479,107
12,200	Fujimi, Inc.	267,966
7,500	Fuso Chemical Co., Ltd.	166,061
6,000	Fuso Pharmaceutical Industries Ltd.	150,545
18,600	Gecoss Corp.	176,264
58,700	GungHo Online Entertainment, Inc. *	127,371
12,700	Hakuto Co., Ltd.	115,403
63,500	Haseko Corp.	700,744
99,700	Hazama Ando Corp.	695,807
18,900	Heiwa Corp.	455,970
232	Heiwa Real Estate REIT, Inc.	177,940
30,500	Hitachi Capital Corp.	784,718
49,000	Hitachi Koki Co., Ltd.	376,255
800	Hogy Medical Co., Ltd.	48,889
39,500	Inabata & Co., Ltd.	450,939
404	Invesco Office J-REIT, Inc.	355,302
469	Invincible Investment Corp. - REIT	221,810
16,400	Itoham Yonekyu Holdings, Inc. *	145,103
35,900	J Trust Co., Ltd.	387,584
5,600	J-Oil Mills, Inc.	194,172
52,500	JAC Recruitment Co., Ltd.	635,152
52,000	Jaccs Co., Ltd.	235,338
182	Japan Logistics Fund, Inc. - REIT	383,955
70,300	Japan Pulp & Paper Co., Ltd.	228,502
122	Japan Rental Housing Investments, Inc. - REIT	89,250
99,100	Japan Securities Finance Co., Ltd.	532,758
7,500	K's Holdings Corp.	135,307
10,600	Kaga Electronics Co., Ltd.	184,099
1,700	Kaken Pharmaceutical Co., Ltd.	86,122
72,000	Kandenko Co., Ltd.	668,922
231,000	Kanematsu Corp.	407,130
6,800	Kato Works Co., Ltd.	181,578
8,100	Keihin Corp.	143,405
14,100	Keiyo Co., Ltd.	71,680
256	Kenedix Retail REIT Corp.	616,930
2,800	Kenko Mayonnaise Co., Ltd.	74,644
18,500	Kohnan Shoji Co., Ltd.	344,735
63,300	Kurabo Industries Ltd.	131,747
23,000	KYB Corp.	112,240
33,600	Kyodo Printing Co., Ltd.	119,033
33,300	Kyokuto Kaihatsu Kogyo Co., Ltd.	479,253
2,300	KYORIN Holdings, Inc.	50,233
26,900	Kyowa Exeo Corp.	398,104
10,300	Kyudenko Corp.	279,599

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
13,000	Maeda Road Construction Co., Ltd.	$224,630
22,300	Maruwa Co., Ltd.	733,722
42,000	MCJ Co., Ltd.	430,378
101	MCUBS MidCity Investment Corp. - REIT	321,132
16,700	Mie Bank Ltd.	345,359
13,500	Mirait Holdings Corp.	123,151
14,800	Misawa Homes Co., Ltd.	140,122
1,700	Mitsubishi Research Institute, Inc.	49,159
3,100	Mitsubishi Shokuhin Co., Ltd.	92,388
230,000	Mitsubishi Steel Manufacturing Co., Ltd.	525,551
122,000	Mitsui Engineering & Shipbuilding Co., Ltd.	197,733
29,300	Mitsui Home Co., Ltd.	144,541
7,300	Mitsui Sugar Co., Ltd.	162,409
118,000	Mitsui-Soko Holdings Co., Ltd.	353,237
3,000	Nakanishi, Inc.	115,977
8,000	NEC Capital Solutions Ltd.	124,347
1,400	NEC Networks & System Integration Corp.	25,518
28,600	NHK Spring Co., Ltd.	288,254
16,000	Nihon Unisys Ltd.	206,749
11,550	Nippon Beet Sugar Manufacturing Co., Ltd.	235,276
165,400	Nippon Denko Co., Ltd. *	476,087
6,200	Nippon Koei Co., Ltd.	139,803
26,100	Nippon Light Metal Holdings Co., Ltd.	63,800
15,300	Nippon Paper Industries Co., Ltd.	280,362
149	NIPPON REIT Investment Corp.	376,096
11,000	Nippon Steel & Sumikin Bussan Corp.	453,503
27,500	Nishi-Nippon Financial Holdings, Inc. *	289,102
37,000	Nishimatsu Construction Co., Ltd.	185,148
77,000	Nisshin Oillio Group Ltd.	363,484
9,800	Nohmi Bosai Ltd.	147,378
43,700	North Pacific Bank Ltd.	176,100
4,800	NuFlare Technology, Inc.	306,510
23,900	Okabe Co., Ltd.	202,148
15,000	Okumura Corp.	90,869
27,100	Okuwa Co., Ltd.	276,256
20,000	Open House Co., Ltd.	467,983
55,000	Osaki Electric Co., Ltd.	580,639
12,300	Pacific Industrial Co., Ltd.	152,293
16,000	Paramount Bed Holdings Co., Ltd.	643,344
56,400	Penta-Ocean Construction Co., Ltd.	275,731
107,300	Press Kogyo Co., Ltd.	487,511
23,000	Pressance Corp.	277,442
174,000	Prima Meat Packers Ltd.	679,603
23,900	Raito Kogyo Co., Ltd.	250,833

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
2,100	Riken Corp.	$79,789
2,400	Ryosan Co., Ltd.	74,608
16,300	Ryoyo Electro Corp.	206,583
24,000	S Foods, Inc.	651,492
20,400	Sanoh Industrial Co., Ltd.	148,153
6,400	Sanyo Chemical Industries Ltd.	279,444
78,000	Sanyo Special Steel Co., Ltd.	413,799
3,200	SCREEN Holdings Co., Ltd.	200,372
50,200	Sekisui Plastics Co., Ltd.	366,797
117,000	Shikoku Bank Ltd.	293,251
4,500	Shimachu Co., Ltd.	110,119
13,600	Shinko Electric Industries Co., Ltd.	103,467
10,800	Shinko Shoji Co., Ltd.	114,877
25,800	Ship Healthcare Holdings, Inc.	684,359
8,660	Sinanen Holdings Co., Ltd.	168,966
12,300	SKY Perfect JSAT Holdings, Inc.	55,340
94,000	Sojitz Corp.	242,264
1,600	Starzen Co., Ltd.	67,452
13,300	Sumitomo Forestry Co., Ltd.	182,697
613,900	Sumitomo Mitsui Construction Co., Ltd.	652,449
25,400	Sumitomo Riko Co., Ltd.	262,526
26,400	Sun Frontier Fudousan Co., Ltd.	234,984
10,600	Taiho Kogyo Co., Ltd.	154,714
6,800	Tatsuta Electric Wire and Cable Co., Ltd.	27,824
1,500	Toei Animation Co., Ltd.	76,654
2,500	Tokai Corp.	87,791
14,300	Tokai Rika Co., Ltd.	285,215
1,700	Token Corp.	120,149
16,000	Tokuyama Corp. *	71,703
30,900	Tokyu Construction Co., Ltd.	243,018
7,100	Topre Corp.	180,848
32,600	Tosei Corp.	220,298
11,500	Toshiba Plant Systems & Services Corp.	173,249
111,000	Tosoh Corp.	840,537
183,000	Towa Bank Ltd.	186,387
57,000	Toyo Ink SC Holdings Co., Ltd.	278,664
24,000	Toyo Kanetsu KK	71,207
10,700	Toyota Boshoku Corp.	237,388
14,800	TS Tech Co., Ltd.	378,422
36,000	Tsubakimoto Chain Co.	288,867
63,000	UACJ Corp.	198,078
9,900	Unipres Corp.	208,680
36,300	Vital KSK Holdings, Inc.	323,424

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	JAPAN (Continued)
35,100	Yokohama Reito Co., Ltd.	$320,504
		44,820,151
	NETHERLANDS – 2.3%
4,744	ASR Nederland N.V. *	130,225
1,349	BE Semiconductor Industries N.V.	48,665
19,097	Delta Lloyd N.V.	109,730
2,155	Kendrion N.V.	61,179
89,180	NSI N.V. - REIT	362,631
27,563	Philips Lighting N.V. * 1	709,009
165,670	PostNL N.V. *	724,985
13,094	Refresco Group N.V. [1]	197,385
3,006	SBM Offshore N.V.	48,802
5,600	VTTI Energy Partners LP	103,600
15,501	Wereldhave N.V. - REIT	678,503
		3,174,714
	NEW ZEALAND – 0.7%
40,823	a2 Milk Co., Ltd. *	66,191
125,139	Air New Zealand Ltd.	192,804
129,667	Chorus Ltd.	385,766
22,478	Genesis Energy Ltd.	35,622
13,220	Metlifecare Ltd.	54,122
74,743	New Zealand Refining Co., Ltd.	148,060
13,827	SKY Network Television Ltd.	47,071
35,448	Warehouse Group Ltd.	68,139
7,935	Z Energy Ltd.	42,382
		1,040,157
	NORWAY – 2.6%
14,807	Aker BP A.S.A.	268,742
21,640	Atea A.S.A. *	210,547
42,017	Austevoll Seafood A.S.A.	388,428
24,943	Avance Gas Holding Ltd. [1]	87,699
12,655	Leroy Seafood Group A.S.A.	704,394
22,669	Norway Royal Salmon A.S.A.	505,704
76,039	SpareBank 1 Nord Norge	500,129
12,962	SpareBank 1 SMN	108,434
25,601	Stolt-Nielsen Ltd.	386,431
6,782	Subsea 7 S.A. *	92,174
71,790	Wilh Wilhelmsen A.S.A. *	352,505
		3,605,187
	PORTUGAL – 0.4%
151,786	Mota-Engil SGPS S.A.	263,626
12,323	Semapa-Sociedade de Investimento e Gestao	174,922

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	PORTUGAL (Continued)
101,240	Sonae SGPS S.A.	$86,880
		525,428
	SINGAPORE – 2.1%
496,300	Accordia Golf Trust	235,931
180,325	AIMS AMP Capital Industrial REIT	174,005
45,500	Ascendas Hospitality Trust - REIT	23,728
567,400	Asian Pay Television Trust	154,994
65,300	Cache Logistics Trust - REIT	37,529
362,900	Croesus Retail Trust	220,150
808,000	Frasers Logistics & Industrial Trust - REIT	538,896
573,900	Japfa Ltd.	423,482
79,060	k1 Ventures Ltd.	49,924
452,000	Lippo Malls Indonesia Retail Trust - REIT	125,075
429,300	Mapletree Logistics Trust - REIT	319,828
37,800	QAF Ltd.	39,023
31,000	Religare Health Trust	20,236
533,000	Sabana Shari'ah Compliant Industrial Real Estate Investment Trust	145,597
549,500	Soilbuild Business Space REIT	247,575
255,000	Yanlord Land Group Ltd.	251,490
		3,007,463
	SPAIN – 2.3%
26,562	Atresmedia Corp. de Medios de Comunicacion S.A.	301,346
21,975	CIE Automotive S.A.	408,117
8,380	Corp Financiera Alba S.A.	392,405
17,550	Ebro Foods S.A.	361,836
4,550	Euskaltel S.A. [1]	41,900
71,429	Faes Farma S.A.	264,850
582,214	Liberbank S.A. *	644,181
13,435	Mediaset Espana Comunicacion S.A.	164,022
8,296	Papeles y Cartones de Europa S.A.	50,014
10,895	Promotora de Informaciones S.A. - Class A *	61,731
176,063	Sacyr S.A. *	456,122
3,282	Tecnicas Reunidas S.A.	130,019
		3,276,543
	SWEDEN – 4.6%
4,290	Attendo A.B. [1]	39,972
14,361	B&B Tools A.B. - B Shares	329,181
4,809	Betsson A.B. *	41,399
46,670	Capio A.B. [1]	256,103
76,716	Dios Fastigheter A.B.	381,515
67,954	Granges A.B.	753,568
14,414	Hemfosa Fastigheter A.B.	133,230

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWEDEN (Continued)
32,730	Humana A.B. *	$275,959
17,917	Investment A.B. Oresund	310,323
6,664	JM A.B.	201,129
89,069	KappAhl A.B.	534,591
31,905	Klovern A.B. - A Shares	33,192
138,362	Klovern A.B. - B Shares	145,763
6,130	Lifco A.B. - B Shares	175,131
27,166	Loomis A.B. - Class B	794,131
10,386	Magnolia Bostad A.B.	110,425
36,894	Mycronic A.B.	420,731
47,053	Nobina A.B. [1]	290,480
33,568	Peab A.B.	274,965
15,566	Rezidor Hotel Group A.B.	62,819
56,812	Scandic Hotels Group A.B. * 1	504,983
39,242	SSAB A.B. *	132,031
37,590	Tethys Oil A.B.	318,009
2,378	Wihlborgs Fastigheter A.B.	45,401
		6,565,031
	SWITZERLAND – 3.9%
1,000	Allreal Holding A.G. *	151,779
2,412	Autoneum Holding A.G.	628,836
5,879	BKW A.G.	296,742
7,829	Bobst Group S.A.	571,194
5,248	Cembra Money Bank A.G. *	395,350
4,012	Clariant A.G. *	74,961
2,000	Feintool International Holding A.G. *	253,436
143	Galenica A.G.	156,352
215	Georg Fischer A.G.	176,523
4,336	Implenia A.G.	323,798
600	Inficon Holding A.G. *	252,678
58	Intershop Holding A.G.	29,363
17,524	Kudelski S.A. *	320,518
26,712	Logitech International S.A.	762,544
163	Mobimo Holding A.G. *	42,661
1,032	Orior A.G. *	83,532
1,195	PSP Swiss Property A.G.	107,292
242	Rieter Holding A.G. *	45,925
81	SFS Group A.G. *	7,117
1,798	Siegfried Holding A.G. *	391,178
252	St. Galler Kantonalbank A.G.	101,859
1,239	Sunrise Communications Group A.G. * 1	83,698
80	Vetropack Holding A.G.	150,768

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	SWITZERLAND (Continued)
903	Vontobel Holding A.G.	$50,506
		5,458,610
	UNITED KINGDOM – 17.0%
251,267	Aldermore Group PLC *	692,257
105,223	Arrow Global Group PLC	410,355
117,737	Ashmore Group PLC	459,158
13,439	Barratt Developments PLC	80,762
26,926	Bellway PLC	841,416
6,305	Berkeley Group Holdings PLC	222,091
11,444	BGEO Group PLC	426,145
13,463	Bovis Homes Group PLC	139,813
67,474	Cape PLC	153,215
121,588	Carillion PLC	329,629
94,134	CMC Markets PLC [1]	131,330
107,070	Conviviality PLC	340,108
61,492	Countrywide PLC	135,570
128,819	Crest Nicholson Holdings PLC	820,008
8,202	De La Rue PLC	60,826
496,454	Debenhams PLC	328,201
7,944	Drax Group PLC	37,017
358,867	DX Group PLC	83,520
18,906	EMIS Group PLC	209,895
758,687	EnQuest PLC *	429,499
40,029	Evraz PLC *	112,297
388,774	Ferrexpo PLC *	743,410
550,495	Firstgroup PLC *	719,542
29,580	Forterra PLC [1]	66,424
30,043	Galliford Try PLC	509,850
39,072	GAME Digital PLC	25,191
180,266	Gem Diamonds Ltd.	277,803
16,750	Go-Ahead Group PLC	472,641
31,185	Greene King PLC	267,165
16,802	GVC Holdings PLC	128,092
156,876	Hansteen Holdings PLC - REIT	217,088
223,905	Highland Gold Mining Ltd.	490,118
207,539	Indivior PLC	771,516
95,852	International Personal Finance PLC	210,419
99,191	Interserve PLC	403,989
132,313	John Laing Group PLC [1]	439,934
41,929	John Menzies PLC	314,903
58,461	John Wood Group PLC	616,308
31,726	Jupiter Fund Management PLC	160,246
49,992	KCOM Group PLC	56,287

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	UNITED KINGDOM (Continued)
176,362	Ladbrokes Coral Group PLC	$264,909
19,404	Lancashire Holdings Ltd.	165,260
37,255	Micro Focus International PLC	1,005,309
6,478	N Brown Group PLC	17,815
195,227	National Express Group PLC	830,863
158,824	NewRiver REIT PLC	627,384
102,943	Northgate PLC	658,530
34,810	OneSavings Bank PLC	148,322
108,774	Paysafe Group PLC *	522,591
4,701	Pennon Group PLC	46,898
19,325	Phoenix Group Holdings	182,942
78,646	Playtech PLC	820,198
129,657	Plus500 Ltd.	668,755
154,411	Premier Foods PLC *	77,215
248,061	Premier Oil PLC *	262,135
134,744	Redrow PLC	753,475
155,994	Safestore Holdings PLC - REIT	726,297
5,186	Savills PLC	50,594
50,437	Softcat PLC	197,078
325,447	Spirent Communications PLC	398,160
19,744	SSP Group PLC	97,093
78,233	Stobart Group Ltd.	176,169
57,192	Stock Spirits Group PLC	127,349
1,530	Telecom Plus PLC	23,405
85,709	Telford Homes PLC	356,627
20,034	Telit Communications PLC	72,144
43,104	TP ICAP PLC	251,987
37,137	TT Electronics PLC	70,079
52,760	UDG Healthcare PLC	425,452
46,036	Vedanta Resources PLC	605,783
		23,964,856
	TOTAL COMMON STOCKS (Cost $129,993,412)	138,477,188

	PREFERRED STOCKS – 0.5%
	GERMANY – 0.5%
2,599	Draegerwerk A.G. & Co. KGaA	227,693
8,883	Sixt S.E.	363,605
6,536	Villeroy & Boch A.G.	102,301
		693,599
	TOTAL PREFERRED STOCKS (Cost $658,597)	693,599

Segall Bryant & Hamill International Small Cap Fund
SCHEDULE OF INVESTMENTS – Continued
As of January 31, 2017 (Unaudited)

Principal Amount		Value

	SHORT-TERM INVESTMENTS – 5.7%
$8,055,877	UMB Money Market Fiduciary, 0.01%[2]	$8,055,877

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,055,877)	8,055,877

	TOTAL INVESTMENTS – 104.1% (Cost $138,707,886)	147,226,664
	Liabilities in Excess of Other Assets – (4.1)%	(5,830,278)

	TOTAL NET ASSETS – 100.0%	$141,396,386

LP	– Limited Partnership
PLC	– Public Limited Company
REIT	– Real Estate Investment Trust

*	Non-income producing security.
[1]
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $3,061,454.

[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS
January 31, 2017 (Unaudited)

Note 1 – Organization
Segall Bryant & Hamill Emerging Markets Fund (the “Emerging Markets Fund”) and Segall Bryant & Hamill International Small Cap Fund (the “International Small Cap Fund”) (each a “Fund” and collectively the “Funds”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Emerging Markets Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on June 30, 2011. The Emerging Markets Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Emerging Markets Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Emerging Markets Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The International Small Cap Fund’s primary investment objective is to seek long-term capital appreciation. The Fund currently offers two classes of shares: Class A and Class I. The Fund’s Class A shares commenced investment operations on June 30, 2014. The Fund’s Class I shares commenced investment operations on May 31, 2011. The International Small Cap Fund (the “Successor Fund”) acquired the assets and liabilities of the Philadelphia International Small Cap Fund (the “Predecessor Fund”), a series of the Glenmede Fund Inc., on October 29, 2015. With respect to the Philadelphia International Small Cap Fund, Class I shareholders received Class A shares of the Successor Fund, and Class IV shareholders received Class I shares of the Successor Fund. As a result of the reorganization, the Fund is the accounting successor of the Predecessor Fund and accordingly, certain financial history of the Predecessor Fund is included in these financial statements.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Fair value pricing may be applied to foreign securities held by the Funds upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when each Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service or from a brokerage firm. The pricing service will use a statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

The Funds do not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Preferred Stocks
Preferred stocks are a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment in the event a company is liquidated, although preferred stock is usually subordinate to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline.

Note 3 – Federal Income Taxes
At January 31, 2017, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Emerging Markets Fund	International Small Cap Fund
Cost of investments	$18,274,141	$138,833,326

Gross unrealized appreciation	$2,743,827	$12,593,623
Gross unrealized depreciation	(430,559)	(4,200,285)
Net unrealized appreciation on investments	$2,313,268	$8,393,338

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2017, in valuing the Funds’ assets carried at fair value:

Emerging Markets Fund	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Brazil	$1,206,368	$-	$-	$1,206,368
Chile	176,980	-	-	176,980
China	781,864	4,659,487	-	5,441,351
Colombia	75,577	-	-	75,577
Egypt	55,473	-	-	55,473
Greece	88,964	-	-	88,964
Hungary	21,297	-	-	21,297
India	1,698,661	-	-	1,698,661
Indonesia	505,550	-	-	505,550
Malaysia	551,970	-	-	551,970
Mexico	644,543	-	-	644,543
Peru	58,111	-	-	58,111
Philippines	211,518	-	-	211,518
Poland	211,019	-	-	211,019
Qatar	230,955	-	-	230,955
Russia	916,650	-	-	916,650
South Africa	1,326,536	-	-	1,326,536
South Korea	2,801,644	-	-	2,801,644
Taiwan	537,834	1,785,616	-	2,323,450
Thailand	-	485,175	-	485,175

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

Turkey	237,396	-	-	237,396
United Arab Emirates	202,277	-	-	202,277

Preferred Stocks
Brazil	476,770	-	-	476,770
Colombia	44,069	-	-	44,069
South Korea	181,150	-	-	181,150
Units	19,597	-	-	19,597
Short-Term Investments	394,358	-	-	394,358
Total Investments	$13,657,131	$6,930,278	$-	$20,587,409

International Small Cap Fund	Level 1	Level 2	Level 3**	Total
Investments
Common Stocks
Australia	$9,378,809	$-	$-	$9,378,809
Austria	1,852,990	-	-	1,852,990
Belgium	1,852,343	-	-	1,852,343
Denmark	2,460,575	-	-	2,460,575
Finland	2,855,123	-	-	2,855,123
France	5,044,295	-	-	5,044,295
Germany	7,483,704	-	-	7,483,704
Hong Kong	-	3,420,093	-	3,420,093
Ireland	938,900	-	-	938,900
Israel	2,326,438	-	-	2,326,438
Italy	5,425,778	-	-	5,425,778
Japan	44,820,151	-	-	44,820,151
Netherlands	3,174,714	-	-	3,174,714
New Zealand	1,040,157	-	-	1,040,157
Norway	3,605,187	-	-	3,605,187
Portugal	525,428	-	-	525,428
Singapore	3,007,463	-	-	3,007,463
Spain	3,276,543	-	-	3,276,543
Sweden	6,565,031	-	-	6,565,031
Switzerland	5,458,610	-	-	5,458,610
United Kingdom	23,964,856	-	-	23,964,856
Preferred Stocks
Germany	693,599	-	-	693,599
Short-Term Investments	8,055,877	-	-	8,055,877
Total Investments	$143,806,571	$3,420,093	$-	$147,226,664

*	The Fund held level 3 securities valued at zero at period end.
**	The Fund did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Transfers between Level 1 and Level 2 relate to the use of systematic fair valuation. When systematic fair valuation is used, securities whose primary market closes before the NYSE are classified as Level 2. The following is a reconciliation of transfers between Levels for the Funds from October 31, 2016 to January 31, 2017, represented by recognizing the January 31, 2017 market value of securities:

Segall Bryant & Hamill Funds
NOTES TO SCHEDULES OF INVESTMENTS – Continued
January 31, 2017 (Unaudited)

	Emerging Markets Fund	International Small Cap Fund
Transfers into Level 1	$1,317,949	$-
Transfers out of Level 1	(5,835,341)	(2,473,965)
Net transfers in (out) of Level 1	$(4,517,392)	$(2,473,965)

Transfers into Level 2	$5,835,341	$2,473,965
Transfers out of Level 2	(1,317,949)	-
Net transfers in (out) of Level 2	$4,517,392	$2,473,965

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/3/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/3/17

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/3/17